SHARE CAPITAL AND RESERVES (Details 1)	12 Months Ended
	Mar. 31, 2022 $ / shares	Mar. 31, 2021 $ / shares	Mar. 31, 2020 $ / shares
Statement [Line Items]
Weighted average exercise price outstanding, beginning	$ 0.09	$ 0.05	$ 0.05
Number of options outstanding, beginning	5,480,000	2,000,000	2,000,000
Weighted average remaining contractual life outstanding (years)	3 years 1 month 9 days
Number of options exercisable	5,480,000
Weighted average remaining contractual life exercisable (years)	3 years 1 month 9 days
Exercise Price 1
Statement [Line Items]
Weighted average exercise price outstanding, beginning	$ 0.05
Number of options outstanding, beginning	2,000,000
Weighted average remaining contractual life outstanding (years)	11 months 1 day
Number of options exercisable	2,000,000
Weighted average remaining contractual life exercisable (years)	11 months 1 day
Exercise Price 2
Statement [Line Items]
Weighted average exercise price outstanding, beginning	$ 0.12
Number of options outstanding, beginning	2,580,000
Weighted average remaining contractual life outstanding (years)	1 year 4 months 20 days
Number of options exercisable	2,580,000
Weighted average remaining contractual life exercisable (years)	1 year 4 months 20 days
Exercise Price 3
Statement [Line Items]
Weighted average exercise price outstanding, beginning	$ 0.12
Number of options outstanding, beginning	900,000
Weighted average remaining contractual life outstanding (years)	9 months 21 days
Number of options exercisable	900,000
Weighted average remaining contractual life exercisable (years)	9 months 21 days